VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Finance Lease Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cost
Balance at December 31, 2021	$ 103,888
Lease termination	(103,888)
Balance at June 30, 2022	0
Accumulated Depreciation
Balance at December 31, 2021	(59,008)
Lease termination	61,303
Depreciation	(2,295)	$ (4,283)
Balance at June 30, 2022	0
Net Carrying Value	$ 0		$ (44,880)